Reconciliation of Financial Statements to Form 5500 (in thousands) - Reconciliation of Net Income (Details) - EBP INVUNION $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid directly to participants	$ 50,024
Add: Amounts allocated to withdrawing participants at December 31, 2025	3
Less: Amounts allocated to withdrawing participants at December 31, 2024	(129)
Benefits paid to participants per the Form 5500	49,898
Net increase	93,513
Change in amounts allocated to withdrawing participants	126
Net income per the Form 5500	$ 93,639